SIGNIFICANT ACCOUNTING POLICIES (Details 1)	Nov. 30, 2021
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Equipment useful lives	30.00%
Vehicles [member]
IfrsStatementLineItems [Line Items]
Equipment useful lives	30.00%